INTANGIBLE AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLES AND OTHER ASSETS
Schedule of intangible and other assets

at December 31 (millions of Canadian dollars)	2013	2012
Capital projects under development	571	34
PPAs	324	376
Deferred income tax assets and charges (Note 16)	223	167
Loans and advances[1]	183	196
Fair value of derivative contracts (Note 23)	112	187
Employee post-retirement benefits (Note 22)	16	11
Other	524	434
	1,953	1,405

1
As at December 31, 2013, TCPL held a $226 million (2012 – $236 million) note receivable from the seller of Ravenswood which bears interest at 6.75 per cent and matures in 2040. The current portion of the note receivable of $43 million (2012 – $40 million) is included in Other Current Assets.

Schedule of amounts related to PPAs included in Intangible and Other Assets
The following amounts related to PPAs are included in Intangible and Other Assets:

	2013			2012
at December 31 (millions of Canadian dollars)	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Sheerness	585	312	273	585	273	312
Sundance A	225	174	51	225	161	64
	810	486	324	810	434	376